Short-term Borrowings - Covenants And Amendments (Details)	12 Months Ended
Dec. 31, 2012
Short Term Debt [Line Items]
Covenant compliance	At December 31, 2012 the Company was not in compliance with: (a) the current ratio covenant contained in two of its short-term borrowings, one of which is uncommitted, (required to maintain a minimum of 1.10-to-one and maintained 1.07-to-one) under which a total of $150,231 was outstanding as of that date, (b) the working capital covenant contained in one of its uncommitted short-term borrowings (required to maintain a minimum of $75,000 and maintained $51,853) under which a total of $58,105 was outstanding as of that date and (c) the solvency ratio covenant, calculated on the statutory financial statements of the Company's subsidiary Aegean NWE, contained in one of its uncommitted short-term borrowings (required to maintain a minimum of 20.0% and maintained 19.8%) under which a total of $66,000 was outstanding as of that date. Subsequent to December 31, 2012, the Company obtained waivers for these covenant breaches. Management has the intention and the ability to cure these breaches in the event that the Company is still not in compliance with these covenants upon the expiry of the existing waivers during 2013, and has not renegotiated the waivers.
Revolving overdraft credit facility dated 06/29/2012
Short Term Debt [Line Items]
Covenant terms	Requires us to maintain a minimum security value of 125%. Furthermore, the credit facility contains financial covenants requiring the Company to ensure that (i) adjusted consolidated book net worth, as defined, not be less than $175,000, (ii) consolidated leverage ratio, as defined, not to exceed 0.75-to-one, and (iii) consolidated liquid funds (total cash and cash equivalents and the undrawn amount of any committed overdraft facilities available to the Company) ("liquid funds"), as defined, not be less than $25,000.
Senior secured revolving credit facility dated 12/20/2012
Short Term Debt [Line Items]
Covenant terms	The credit facility contains certain covenants and undertakings that require, among other things, that the Company maintain its listing on the New York Stock Exchange, the net equity base will not be less than $175,000, the interest coverage ratio will not be less than 1.3-to-one; the total liabilities to total assets will not exceed 75% and the Company maintain additional free liquidity of $30,000 at the end of each calendar month and an average minimum daily free liquidity of $15,000.
Trade credit facility dated 7/1/2012
Short Term Debt [Line Items]
Covenant terms	The facility contains financial covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and has minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $250,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.
Amendments	On July 2012, the Company renewed the trade credit facility, reducing the minimum ratio to 1.10 until March 31, 2013. After that date, the minimum current ratio shall be 1.15. All other terms apply.
Revolving credit facility dated 11/16/2012
Short Term Debt [Line Items]
Covenant terms	The facility is collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the bank and credit-insured.
Revolving credit facility dated 9/1/2012
Short Term Debt [Line Items]
Covenant terms	The facilities are collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured, equally shared between the Belgian banks.
Revolving credit facility dated 5/10/2012
Short Term Debt [Line Items]
Covenant terms	The financial covenants are that the Company shall ensure at all times that working capital is not less than $75,000, the liable capital of the Company, which is defined as its capital, revenue reserves, minority interests and subordinated debt less its intangible assets and any loans of to related companies, is not less than $375,000 and that its current ratio is not less than 1.10 until March 31, 2013. After that date, the current ratio shall not be less than 1.15.
Revolving credit facility amendment dated 11/15/2011
Short Term Debt [Line Items]
Covenant terms	The funds are provided solely to facilitate the further advancement of the construction of the terminal and disbursements are made against invoices provided by the various contractors involved in the construction of the terminal.